Lease Liabilities - Additional Information (Detail)	3 Months Ended
Mar. 31, 2021
Bottom of range [member]
Statement [line items]
Lease term	2 years
Lease extension and termination option term	2 years
Top of range [member]
Statement [line items]
Lease term	11 years
Lease extension and termination option term	10 years